Income Taxes - Differences between U.S. Federal Statutory Income Tax Rate and Income Taxes Provided (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Taxes on income at the U.S. federal statutory rate												$ 56	$ 108	$ (1)
U.S. state and local taxes												2	7	3
Foreign income taxed at different rates, including withholding taxes												16	19	11
Increase in valuation allowance												1	4	18
Release of valuation allowance												(65)	(14)	(134)
Change in tax rates												(4)	23	(1)
Impact of GILTI and FDII												(4)	0	0
Intergroup transfer												0	(30)	0
Foreign currency losses on intra-entity loans												0	0	(59)
Non-deductible long term incentive plan												6	8	10
Other												1	5	2
Income tax expense (benefit)	$ (12)	$ (77)	$ (12)	$ 48	$ 50	$ (2)	$ 61	$ 19	$ 52	$ (7)	$ 98	$ 9	$ 130	$ (151)